Summary of Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Net loss	$ (1,119)	$ (1,275)	$ (1,593)	$ (1,830)	$ (2,394)	$ (3,423)
OnKai Inc [Member]
Total operating loss	653		573		1,334	1,171
Net loss	$ 645		$ 769		$ 1,312	$ 1,584